Contract Liabilities	12 Months Ended
Mar. 31, 2025
Contract Liabilities [Abstract]
CONTRACT LIABILITIES

NOTE 12 — CONTRACT LIABILITIES

Contract liabilities consisted of the following:

	As of March 31,
	2025	2024
Balance at beginning of year	$20,445	$28,936
Additions	143,447	272,045
Recognized to revenue during the year	(159,514)	(280,625)
Exchange difference	121	89
Balance at the end of year	$4,499	$20,445

Contract liabilities represent the payment advanced from customers.